Portfolio of Investments
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 1.5%
Issuer	Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc.(a)	9,438	48,228
Entertainment 0.4%
MGM Holdings II, Inc.(a)	53,207	3,618,076
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	198,952	463,558
Cumulus Media, Inc., Class A(a)	28,485	389,960
Star Tribune Co. (The)(a),(b),(c),(d)	1,098	—
Tribune Publishing Co.	4,413	39,541
Total		893,059
Total Communication Services		4,559,363
Consumer Discretionary 0.1%
Auto Components 0.1%
Aptiv PLC	11,178	1,000,990
Dayco/Mark IV(a),(d)	2,545	38,175
Delphi Technologies PLC	3,726	45,494
Total		1,084,659
Diversified Consumer Services 0.0%
Houghton Mifflin Harcourt Co.(a)	18,619	120,279
Specialty Retail 0.0%
David’s Bridal, Inc.(a)	27,409	15,144
Total Consumer Discretionary		1,220,082
Energy 0.2%
Energy Equipment & Services 0.2%
Fieldwood Energy LLC(a)	68,952	1,620,372
Total Energy		1,620,372
Financials —%
Capital Markets —%
RCS Capital Corp., Class B(a),(b),(c),(d)	6,880	0
Total Financials		0
Information Technology 0.1%
Software 0.1%
Avaya Holdings Corp.(a)	80,614	974,623
Total Information Technology		974,623
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.3%
Chemicals 0.2%
LyondellBasell Industries NV, Class A	21,977	1,971,337
Metals & Mining 0.1%
Aleris International, Inc.(a)	16,833	357,701
Total Materials		2,329,038
Utilities 0.3%
Independent Power and Renewable Electricity Producers 0.3%
Vistra Energy Corp	80,843	2,185,186
Vistra Energy Corp.(a)	105,843	93,671
Total		2,278,857
Total Utilities		2,278,857
Total Common Stocks (Cost $10,807,187)		12,982,335

Corporate Bonds & Notes 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.6%
American Airlines Group, Inc.(e)
06/01/2022	5.000%	5,000,000	5,212,960
Building Materials 0.1%
Core & Main LP(e)
08/15/2025	6.125%	1,296,000	1,320,519
Health Care 0.3%
Tenet Healthcare Corp.(e)
09/01/2024	4.625%	2,516,000	2,583,039
Media and Entertainment 0.9%
Cumulus Media New Holdings, Inc.(e)
07/01/2026	6.750%	916,000	970,999
Diamond Sports Group LLC/Finance Co.(e)
08/15/2026	5.375%	2,591,000	2,709,150
iHeartCommunications, Inc.
05/01/2026	6.375%	478,473	514,740
05/01/2027	8.375%	867,232	930,321
Univision Communications, Inc.(e)
02/15/2025	5.125%	3,000,000	2,933,403
Total			8,058,613
Columbia Floating Rate Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.1%
Rayonier AM Products, Inc.(e)
06/01/2024	5.500%	1,060,000	736,198
Technology 0.7%
CommScope Finance LLC(e)
03/01/2024	5.500%	1,178,000	1,195,298
Dell International LLC/EMC Corp.(e)
06/15/2023	5.450%	2,325,000	2,529,198
Dun & Bradstreet Corp. (The)(e)
08/15/2026	6.875%	1,645,000	1,797,975
Veritas US, Inc./Bermuda Ltd.(e)
02/01/2023	7.500%	1,000,000	982,088
Total			6,504,559
Total Corporate Bonds & Notes (Cost $23,702,887)			24,415,888

Exchange-Traded Fixed Income Funds 0.8%
	Shares	Value ($)
Floating Rate 0.8%
First Trust Senior Loan ETF	25,000	1,178,500
Invesco Senior Loan ETF	50,000	1,120,500
SPDR Blackstone/GSO Senior Loan ETF	100,000	4,587,000
Total		6,886,000
Total Exchange-Traded Fixed Income Funds (Cost $6,932,750)		6,886,000

Senior Loans 91.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Doncasters US Finance LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/09/2020	5.604%	2,030,346	1,393,041
TransDigm, Inc.(f),(g)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 05/30/2025	4.286%	1,674,316	1,660,602
Tranche F Term Loan
3-month USD LIBOR + 2.500% 06/09/2023	4.286%	3,821,907	3,802,301
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wesco Aircraft Hardware Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/28/2021	4.290%	2,000,000	1,997,820
Total			8,853,764
Airlines 1.0%
American Airlines, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 10/10/2021	3.939%	1,958,763	1,959,037
3-month USD LIBOR + 1.750% 06/27/2025	3.554%	1,747,626	1,730,377
United AirLines, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 04/01/2024	3.536%	3,382,805	3,388,454
WestJet Airlines Ltd.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 08/07/2026		1,850,000	1,857,715
Total			8,935,583
Automotive 0.9%
Dayco Products LLC/Mark IV Industries, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 05/19/2023	6.374%	3,152,438	2,742,621
Navistar, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	5.420%	3,721,063	3,676,894
Panther BF Aggregator 2 LP(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	5.300%	1,750,000	1,724,485
Total			8,144,000
Brokerage/Asset Managers/Exchanges 0.3%
AlixPartners LLP(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/04/2024	4.536%	2,540,909	2,536,666
Blackstone CQP Holdco LP(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 09/30/2024	5.656%	498,750	495,947
Total			3,032,613

2	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 3.0%
Apex Tool Group LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.250% 08/01/2024	7.286%	2,375,526	2,256,251
APi Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 01/30/2023	4.532%	925,000	927,895
Covia Holdings Corp.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 06/01/2025	6.043%	2,147,812	1,492,730
HD Supply, Inc.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 10/17/2023	3.536%	3,823,978	3,836,406
Ply Gem Midco, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 04/12/2025	5.664%	4,350,074	4,201,432
QUIKRETE Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 11/15/2023	4.536%	4,380,795	4,360,249
SRS Distribution, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 05/23/2025	5.036%	3,456,250	3,339,601
US Silica Co.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	5.813%	4,422,424	3,646,907
Wilsonart LLC(f),(g)
Tranche D Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/19/2023	5.360%	3,309,306	3,234,847
Total			27,296,318
Cable and Satellite 2.8%
Charter Communications Operating LLC/Safari LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	3.580%	3,603,300	3,614,867
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cogeco Communications (U.S.A.) II LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2025	4.036%	1,950,063	1,947,080
CSC Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	4.171%	2,442,607	2,428,025
3-month USD LIBOR + 2.250% 01/15/2026	4.171%	1,985,000	1,969,120
3-month USD LIBOR + 2.500% 04/15/2027	4.327%	997,500	995,714
Iridium Communications(f),(g),(h)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/16/2026	5.761%	1,525,000	1,533,098
MCC Iowa LLC(f),(g)
Tranche M Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	3.820%	3,448,608	3,451,849
Telesat Canada(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 11/17/2023	4.610%	4,665,763	4,662,263
Virgin Media Bristol LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	4.421%	4,200,000	4,180,764
Total			24,782,780
Chemicals 6.4%
Aruba Investments, Inc./ANGUS Chemical Co.(d),(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/02/2022	5.354%	2,424,051	2,417,991
Ascend Performance Materials Operations LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 08/27/2026	7.354%	1,550,000	1,550,000
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	3.854%	2,106,359	2,102,610
Chemours Co. (The)(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	3.540%	2,876,856	2,713,249

Columbia Floating Rate Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ColourOz Investment 1 GmbH(f),(g)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	4.936%	579,955	459,823
ColourOz Investment 2 LLC(f),(g)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	4.936%	3,508,255	2,781,555
Flint Group GMBH(f),(g)
Tranche B8 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	4.936%	804,375	637,757
Hexion, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 07/01/2026	5.600%	847,875	843,636
Ineos US Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	3.786%	3,080,026	3,045,715
Invictus U.S. Newco LLC/SK Intermediate II SARL(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 03/30/2026	8.677%	1,575,000	1,464,750
Kraton Polymers LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/08/2025	4.286%	3,557,421	3,525,405
LTI Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/06/2025	5.286%	2,079,000	1,904,364
Messer Industries GmbH(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/01/2026	4.604%	4,975,000	4,929,479
Minerals Technologies, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 02/14/2024	4.138%	2,440,419	2,449,570
Momentive Performance Materials, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/15/2024	5.040%	1,164,083	1,141,534
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nouryon Finance BV/AkzoNobel(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.190%	3,878,618	3,777,657
Omnova Solutions, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 08/25/2023	5.036%	1,390,536	1,387,059
PQ Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 02/08/2025	4.427%	1,961,076	1,958,075
Ravago Holdings America, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 07/13/2023	4.540%	898,396	897,273
Schenectady International Group, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	6.794%	3,275,250	3,078,735
Solenis Holdings LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/26/2025	6.124%	3,515,388	3,336,103
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 06/26/2026	10.624%	1,000,000	925,000
Trinseo Materials Operating SCA(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 09/06/2024	3.786%	1,920,698	1,902,932
Tronox Finance LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 09/23/2024	4.660%	2,230,214	2,208,202
Univar U.S.A., Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 07/01/2024	4.036%	3,371,507	3,379,936
Vantage Specialty Chemicals, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/28/2024	5.353%	989,924	900,831
Vantage Specialty Chemicals, Inc.(d),(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 10/27/2025	10.337%	2,400,000	2,064,000
Total			57,783,241

4	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 1.5%
Columbus McKinnon Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 01/31/2024	4.604%	2,205,885	2,214,157
Douglas Dynamics LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/31/2021	4.790%	1,149,683	1,146,809
DXP Enterprises, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 08/29/2023	6.536%	2,964,500	2,966,960
North American Lifting Holdings, Inc./TNT Crane & Rigging, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 11/27/2020	6.604%	2,345,276	1,903,590
United Rentals, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	3.536%	2,475,000	2,484,727
Vertiv Group Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	5.927%	2,512,931	2,361,527
Total			13,077,770
Consumer Cyclical Services 5.0%
Cast & Crew Payroll LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 02/09/2026	5.790%	1,990,000	1,998,298
Creative Artists Agency LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 02/15/2024	4.800%	2,503,427	2,511,563
DTZ U.S. Borrower LLC/Cushman & Wakefield(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 08/21/2025	5.036%	3,415,500	3,418,335
GoDaddy Operating Co., LLC/Finance Co., Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/15/2024	3.536%	2,926,961	2,928,629
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Prime Security Services Borrower LLC/Protection 1 Security Solutions(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/23/2026	5.247%	5,525,000	5,329,636
ServiceMaster Co., LLC (The)(f),(g)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 11/08/2023	4.286%	1,181,148	1,179,175
Sotheby’s(f),(g)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 01/15/2027	7.408%	3,275,000	3,195,188
Staples, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	6.781%	2,244,375	2,210,059
Trans Union LLC(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 04/10/2023	3.800%	2,780,023	2,783,776
Uber Technologies, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	5.304%	5,609,043	5,517,896
USS Ultimate Holdings, Inc./United Site Services, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	5.950%	2,949,899	2,910,813
Waterbridge Operating LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	7.834%	3,600,000	3,384,000
Web.com Group, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	5.664%	2,000,000	1,944,500
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/09/2026	9.664%	2,927,237	2,808,333
West Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/10/2024	5.927%	2,935,063	2,435,046
Total			44,555,247

Columbia Floating Rate Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.5%
Serta Simmons Bedding LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	5.405%	3,369,663	1,979,678
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	9.846%	1,898,667	499,254
SIWF Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/15/2025	6.054%	2,024,375	1,984,738
Total			4,463,670
Diversified Manufacturing 2.3%
Allnex & Cy SCA(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	5.394%	1,233,660	1,166,586
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	5.394%	929,486	878,950
Bright Bidco BV/Lumileds LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/30/2024	5.500%	3,553,072	1,829,832
Brookfield WEC Holdings, Inc./Westinghouse Electric Co., LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 08/01/2025	5.286%	3,821,125	3,794,071
Cole-Parmer(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 11/06/2026	6.164%	1,875,000	1,870,313
EWT Holdings III Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/20/2024	4.786%	2,647,556	2,647,556
Forterra Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 10/25/2023	4.786%	2,504,607	2,359,040
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gardner Denver, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024	4.536%	2,027,919	2,030,879
Gates Global LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/01/2024	4.536%	2,552,928	2,497,197
Generac Power Systems, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 05/31/2023	3.531%	1,702,305	1,708,689
Total			20,783,113
Electric 5.2%
AES Corp. (The)(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 05/31/2022	3.874%	92,061	92,011
Astoria Energy LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/24/2021	5.790%	4,054,790	4,062,413
Calpine Construction Finance Co., LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 01/15/2025	4.286%	2,537,968	2,537,511
Calpine Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 08/12/2026	4.286%	2,813,000	2,806,840
Carroll County Energy LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	5.604%	1,472,276	1,474,735
CPV Shore Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	5.540%	1,036,091	1,035,449
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/02/2023	5.536%	5,243,382	5,227,022
Edgewater Generation LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	5.536%	2,977,500	2,847,979

6	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EFS Cogen Holdings I LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 06/28/2023	5.268%	2,023,957	2,016,003
Exgen Renewables IV LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/28/2024	5.130%	1,891,738	1,771,934
Frontera Generation Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/02/2025	6.171%	3,653,640	3,370,483
Helix Gen Funding LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 06/03/2024	5.536%	3,407,329	3,184,421
LMBE-MC Holdco II LLC(d),(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	6.110%	2,757,551	2,757,551
MRP Generation Holdings LLC(d),(f),(g)
Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 10/18/2022	8.786%	3,030,006	2,969,406
Nautilus Power LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	6.036%	4,698,960	4,616,728
Southeast PowerGen LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 12/02/2021	5.290%	721,038	679,578
Vistra Operations Co. LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	3.786%	1,273,448	1,277,167
West Deptford Energy LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	5.536%	1,600,000	1,592,000
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WG Partners Acquisition LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/15/2023	5.604%	2,836,230	2,779,505
Total			47,098,736
Environmental 1.8%
Advanced Disposal Services, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 11/10/2023	3.930%	2,918,965	2,922,585
EnergySolutions LLC/Envirocare of Utah LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	5.854%	4,690,625	4,374,008
GFL Environmental, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	4.786%	2,088,697	2,080,488
NRC US Holding Co., LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 06/11/2024	7.593%	3,195,268	3,181,304
US Ecology, Inc.(f),(g),(h)
Term Loan
3-month USD LIBOR + 2.500% 11/02/2026		1,325,000	1,329,969
WCA Waste Systems, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 08/11/2023	4.286%	2,303,816	2,289,993
Total			16,178,347
Finance Companies 1.0%
Avolon Borrower 1 LLC(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	3.596%	4,604,290	4,620,405
FinCo I LLC/Fortress Investment Group(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 12/27/2022	3.786%	4,703,589	4,705,941
Total			9,326,346

Columbia Floating Rate Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.8%
Aramark Intermediate HoldCo Corp.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 03/28/2024	3.536%	1,329,638	1,330,741
B&G Foods, Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 10/10/2026	4.475%	550,000	551,721
Del Monte Foods, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 08/18/2021	9.467%	2,000,000	1,660,000
Dole Food Co., Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/06/2024	4.561%	2,666,093	2,617,438
JBS U.S.A. Lux SA(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 05/01/2026	4.286%	2,910,375	2,917,971
Post Holdings, Inc.(f),(g)
Tranche A Term Loan
3-month USD LIBOR + 2.000% 05/24/2024	3.830%	129,057	129,146
United Natural Foods, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 10/22/2025	6.036%	4,577,000	3,657,298
US Foods, Inc./US Foodservice, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 06/27/2023	3.786%	2,962,530	2,970,321
Total			15,834,636
Foreign Agencies 0.3%
Oxea Holding Vier GmbH(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	5.563%	2,275,000	2,257,937
Gaming 4.5%
Affinity Gaming(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 01/31/2025	10.036%	1,350,000	1,284,187
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 07/01/2023	5.036%	1,447,317	1,378,931
Aristocrat Leisure Ltd.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	3.716%	1,499,022	1,501,570
Boyd Gaming Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 09/15/2023	3.960%	2,042,969	2,043,602
Caesars Resort Collection LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	4.536%	3,930,000	3,869,006
CBAC Borrower LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	5.786%	1,943,005	1,860,428
CCM Merger, Inc./MotorCity Casino Hotel(f),(g)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/06/2021	4.036%	2,561,272	2,556,790
CityCenter Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 04/18/2024	4.036%	1,846,593	1,846,020
Eldorado Resorts, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 04/17/2024	4.105%	2,261,741	2,257,964
Golden Nugget, Inc./Landry’s, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 10/04/2023	4.688%	3,204,093	3,195,570
Mohegan Tribal Gaming Authority(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/13/2023	5.786%	4,149,108	3,831,452
PCI Gaming Authority(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 05/29/2026	4.786%	1,719,865	1,729,548
Scientific Games International, Inc.(d),(f),(g),(h),(i)
Term Loan
3-month USD LIBOR + 3.000% 10/18/2020		1,900,000	1,786,000

8	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	4.536%	3,668,224	3,623,509
Seminole Tribe of Florida(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 07/08/2024	3.536%	2,229,520	2,238,684
Stars Group Holdings BV(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2025	5.604%	4,930,649	4,948,744
Total			39,952,005
Health Care 6.5%
Acadia Healthcare Co., Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 02/16/2023	4.286%	1,479,978	1,481,132
Air Methods Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/22/2024	5.604%	2,761,438	2,199,954
athenahealth, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 02/11/2026	6.681%	2,487,500	2,464,963
Carestream Health, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 02/28/2021	7.536%	1,300,979	1,248,133
Change Healthcare Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	4.286%	3,596,932	3,573,624
DaVita, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 08/12/2026	4.036%	3,000,000	3,006,690
Diplomat Pharmacy, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 12/20/2024	6.290%	1,589,232	1,409,125
Envision Healthcare Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	5.536%	5,905,375	4,758,433
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gentiva Health Services, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	5.563%	3,721,992	3,712,687
HCA, Inc.(f),(g)
Tranche B12 Term Loan
3-month USD LIBOR + 1.750% 03/13/2025	3.536%	1,625,250	1,631,849
IQVIA, Inc./Quintiles IMS(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/11/2025	3.854%	3,950,000	3,942,613
National Mentor Holdings, Inc./Civitas Solutions, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	6.040%	1,873,626	1,874,019
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	6.040%	116,959	116,984
Ortho-Clinical Diagnostics, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2025	5.306%	2,065,009	1,970,370
Owens & Minor, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 04/30/2025	6.281%	3,703,125	3,169,875
PAREXEL International Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 09/27/2024	4.536%	1,842,641	1,757,419
Phoenix Guarantor, Inc./BrightSpring(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 03/05/2026	6.490%	2,294,250	2,289,524
Pluto Acquisition I, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 06/22/2026	6.953%	2,493,750	2,425,172
RegionalCare Hospital Partners Holdings, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/16/2025	6.304%	3,970,000	3,957,852
Select Medical Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/06/2025	4.580%	3,576,464	3,554,111

Columbia Floating Rate Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sotera Health Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/15/2022	4.927%	3,277,826	3,216,367
Team Health Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/06/2024	4.536%	3,911,724	3,002,248
Upstream Rehabilitation Inc.(f),(g),(h)
Term Loan
3-month USD LIBOR + 4.500% 10/23/2026		1,250,000	1,248,437
Total			58,011,581
Independent Energy 0.0%
Ascent Resources – Marcellus LLC(d),(f),(g)
Term Loan
3-month USD LIBOR + 6.500% Floor 1.000% 03/30/2023	8.414%	62,500	59,375
Leisure 2.6%
24 Hour Fitness Worldwide, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 05/30/2025	5.286%	298,532	225,890
AMC Entertainment Holdings, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% 04/22/2026	5.230%	3,117,335	3,114,312
Crown Finance US, Inc./Cineworld Group PLC(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 02/28/2025	4.036%	1,679,902	1,656,047
Formula One Management Ltd.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	4.286%	2,258,105	2,221,411
Life Time Fitness, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/10/2022	4.874%	3,081,921	3,066,141
Metro-Goldwyn-Mayer, Inc.(d),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	4.290%	2,821,500	2,772,124
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	6.290%	2,225,000	2,124,875
NAI Entertainment Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	4.290%	2,252,250	2,246,619
Six Flags Theme Parks, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/17/2026	3.540%	1,645,875	1,645,283
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	4.600%	4,107,571	3,964,668
Total			23,037,370
Lodging 0.2%
Hilton Worldwide Finance LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 06/22/2026	3.573%	2,042,478	2,050,321
Media and Entertainment 5.7%
Clear Channel Outdoor Holdings, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	5.286%	2,000,000	2,003,220
Emerald Expositions Holding, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	4.536%	2,849,858	2,693,116
Entravision Communications Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	4.536%	1,220,000	1,174,250
Gray Television, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/07/2024	4.031%	735,642	735,436
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	4.281%	1,985,000	1,989,030
Hubbard Radio LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 03/28/2025	5.290%	2,924,303	2,912,108

10	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 05/01/2026	5.781%	1,650,474	1,655,112
ION Media Networks, Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 12/18/2024	4.813%	2,229,834	2,215,898
Learfield Communications LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	5.040%	3,240,452	3,242,072
Lions Gate Capital Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	4.036%	2,709,075	2,621,030
Mcgraw-Hill Global Education Holdings LLC(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/04/2022	5.786%	1,367,022	1,246,122
Meredith Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	4.536%	1,938,771	1,944,220
Mission Broadcasting, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	4.031%	509,100	509,579
Montreign Operating Co., LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 01/24/2023	10.374%	1,994,936	1,778,824
Nascar Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 10/19/2026	4.628%	2,250,000	2,260,192
NEP Group, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	5.036%	992,500	951,252
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 10/19/2026	8.786%	1,000,000	955,000
Nexstar Broadcasting, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	4.050%	2,562,085	2,564,494
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 09/18/2026	4.554%	2,000,000	2,006,380
Nielsen Finance LLC/VNU, Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	3.940%	3,856,247	3,841,786
R.R. Donnelley & Sons Co.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.000% 01/15/2024	6.823%	2,977,500	2,984,944
Radio One, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 04/18/2023	5.790%	4,515,726	4,282,398
Sinclair Television Group, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2024	4.040%	3,777,674	3,768,229
Univision Communications, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 03/15/2024	4.536%	1,185,340	1,141,921
Total			51,476,613
Metals and Mining 0.2%
Foresight Energy LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 03/28/2022	7.874%	2,426,757	1,233,593
Harsco Corp.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 12/06/2024	4.063%	941,680	941,680
Total			2,175,273
Midstream 1.8%
Buckeye Partners LP(f),(g),(h)
Term Loan
3-month USD LIBOR + 2.750% 11/15/2026		1,025,000	1,029,490
Equitrans Midstream Corp.(f),(g)
Term Loan
3-month USD LIBOR + 4.500% 01/31/2024	6.290%	1,191,000	1,185,045

Columbia Floating Rate Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GIP III Stetson I/II LP(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	6.128%	2,927,347	2,687,070
Lower Cadence Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 05/22/2026	5.804%	2,344,125	2,174,176
Prairie ECI Acquiror LP(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 03/11/2026	6.854%	1,462,500	1,423,495
Southcross Energy Partners LP(f),(g),(j)
Debtor in Possession Letter of Credit Term Loan
3-month USD LIBOR + 9.000% 12/30/2019	13.750%	1,032,285	1,027,124
Debtor in Possession Term Loan
3-month USD LIBOR + 10.000% Floor 1.000% 12/30/2019	11.990%	563,065	565,880
Delayed Draw Debtor in Possession Term Loan
3-month USD LIBOR + 10.000% 12/30/2019	11.930%	558,345	561,137
Southcross Energy Partners LP(f),(g)
Term Loan
3-month USD LIBOR + 6.250% 10/01/2019		1,776,916	1,332,687
3-month USD LIBOR + 5.250% 12/30/2019	10.000%	1,501,160	1,426,102
3-month USD LIBOR + 5.250% Floor 1.000% 12/30/2019	10.000%	540,283	513,269
Stonepeak Lonestar Holdings LLC(f),(g),(h)
Term Loan
3-month USD LIBOR + 4.500% 10/19/2026		2,500,000	2,465,625
Total			16,391,100
Oil Field Services 1.1%
Apergy Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	4.313%	1,348,542	1,340,114
Fieldwood Energy LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 04/11/2022	7.177%	135,937	108,614
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 04/11/2023	9.177%	2,183,515	1,037,170
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MRC Global, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	4.786%	4,214,433	4,151,216
Traverse Midstream Partners LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 09/27/2024	5.800%	4,036,788	3,532,189
Total			10,169,303
Other Financial Institutions 1.3%
IRI Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 12/01/2025	6.624%	3,223,138	3,008,251
Lifescan Global Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/01/2024	8.056%	4,808,562	4,271,590
2nd Lien Term Loan
3-month USD LIBOR + 9.500% 10/01/2025	11.556%	1,000,000	855,000
UFC Holdings LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/29/2026	5.040%	3,835,740	3,830,946
Total			11,965,787
Other Industry 3.2%
Filtration Group Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/29/2025	4.786%	3,340,987	3,335,240
Hamilton Holdco LLC/Reece International Pty Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 07/02/2025	4.110%	3,950,000	3,954,938
Harland Clarke Holdings Corp.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 11/03/2023	6.854%	4,721,484	3,665,052
Hillman Group, Inc. (The)(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	5.786%	4,194,388	3,953,210
II-VI, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 09/24/2026	5.322%	3,425,000	3,418,595

12	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Interior Logic Group Holdings IV LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	6.104%	3,168,000	3,112,560
Lightstone Holdco LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	5.536%	2,814,072	2,613,570
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	5.536%	158,718	147,409
RBS Global, Inc./Rexnord LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 08/21/2024	3.786%	2,037,491	2,047,679
Titan Acquisition Ltd./Husky IMS International Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	4.786%	2,181,725	2,059,920
Total			28,308,173
Other REIT 0.2%
ESH Hospitality, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 09/18/2026	3.786%	600,000	600,438
VICI Properties 1 LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/20/2024	3.850%	1,197,727	1,201,261
Total			1,801,699
Other Utility 0.3%
Sandy Creek Energy Associates LP(f),(g)
Term Loan
11/09/2020	6.104%	2,716,680	2,344,277
Packaging 2.5%
Anchor Glass Container Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	4.729%	1,604,810	1,197,189
2nd Lien Term Loan
3-month USD LIBOR + 7.750% Floor 1.000% 12/07/2024	9.740%	1,000,000	541,250
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flex Acquisition Co., Inc./Novolex(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/29/2023	5.087%	1,028,336	970,111
Tranche B Term Loan
3-month USD LIBOR + 3.250% 06/29/2025	5.349%	3,082,333	2,911,941
LABL, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.500% 07/01/2026	6.281%	1,550,000	1,548,837
Packaging Coordinators Midco, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/30/2023	6.110%	1,961,375	1,949,116
Printpack Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/26/2023	4.813%	884,963	875,008
ProAmpac PG Borrower LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/20/2023	5.532%	3,014,969	2,835,971
2nd Lien Term Loan
3-month USD LIBOR + 8.500% Floor 1.000% 11/18/2024	10.624%	1,300,000	1,202,500
Reynolds Group Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	4.536%	3,593,789	3,591,812
Spectrum Holdings III Corp.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 01/31/2026	8.786%	1,575,000	1,200,938
Trident TPI Holdings, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 10/17/2024	5.036%	1,557,038	1,461,669
Twist Beauty International Holdings S.A.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/22/2024	5.524%	1,957,532	1,877,606
Total			22,163,948

Columbia Floating Rate Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 3.0%
Akorn, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 04/16/2021	8.813%	1,457,330	1,345,844
Bausch Health Companies, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	4.921%	2,855,004	2,864,225
3-month USD LIBOR + 2.750% 11/27/2025	4.671%	1,093,750	1,094,658
Catalent Pharma Solutions, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 05/18/2026	4.036%	995,000	995,000
Endo Finance Co. I SARL(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 0.750% 04/29/2024	6.063%	4,924,148	4,520,368
Grifols Worldwide Operations Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	3.930%	2,724,679	2,727,023
Jaguar Holding Co. I LLC/Pharmaceutical Product Development LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 08/18/2022	4.286%	3,809,810	3,800,285
Mallinckrodt International Finance SA(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 02/24/2025	5.175%	1,832,954	1,423,986
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 09/24/2024	4.854%	1,622,519	1,267,885
RPI Finance Trust(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 2.000% 03/27/2023	3.786%	4,763,647	4,782,987
Sunshine Luxembourg VII SARL(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 10/01/2026	6.349%	2,400,000	2,401,008
Total			27,223,269
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 1.3%
Asurion LLC(f),(g)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.500% 08/04/2025	8.286%	2,025,000	2,033,100
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 08/04/2022	4.786%	1,291,624	1,291,856
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	4.786%	1,540,699	1,542,348
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	4.786%	1,352,862	1,353,715
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	5.036%	3,470,019	3,363,212
USI, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	5.104%	2,111,500	2,047,627
Total			11,631,858
Restaurants 1.1%
Carrols Restaurant Group, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 04/30/2026	5.060%	1,172,062	1,145,691
IRB Holding Corp./Arby’s/Buffalo Wild Wings(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025	5.216%	2,782,946	2,758,596
KFC Holding Co./Yum! Brands(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	3.628%	2,344,101	2,344,101
New Red Finance, Inc./Burger King/Tim Hortons(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/16/2024	4.036%	3,426,364	3,428,933
Total			9,677,321
Retailers 3.1%
Academy Ltd.(f),(g)
Term Loan
07/01/2022	5.860%	2,349,294	1,570,832

14	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
AI Aqua Merger Sub, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	5.036%	1,102,500	1,022,569
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	5.036%	3,682,495	3,418,570
ASP Unifrax Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 12/12/2025	5.854%	994,987	860,664
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 12/14/2026	10.627%	1,000,000	852,500
Bass Pro Group LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 09/25/2024	6.786%	3,920,000	3,776,489
Belk, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 6.750% Floor 1.000% 07/31/2025	8.803%	2,460,086	1,876,086
BJ’s Wholesale Club, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/03/2024	4.671%	3,072,196	3,071,674
Burlington Coat Factory Warehouse Corp.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 11/17/2024	3.920%	1,718,380	1,718,896
J.Crew Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.220% Floor 1.000% 03/05/2021	5.110%	3,358,911	2,918,053
JC Penney Corp., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/23/2023	6.394%	1,885,507	1,657,360
Michaels Stores, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 01/30/2023	4.306%	3,484,405	3,392,313
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Party City Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/19/2022	4.290%	2,120,530	2,100,830
Total			28,236,836
Supermarkets 0.5%
Albertsons LLC(f),(g)
Tranche B7 Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 11/17/2025	4.536%	2,484,019	2,495,669
Tranche B8 Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 08/17/2026	4.536%	1,823,422	1,832,193
Total			4,327,862
Technology 13.6%
Applied Systems, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 09/19/2025	9.104%	1,500,000	1,513,755
Avaya, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 12/15/2024	6.166%	3,919,975	3,731,346
CDS US Intermediate Holdings, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 07/10/2023	10.354%	3,000,000	2,692,500
CDW LLC/AP Exhaust Acquisition(f),(g)
Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 10/13/2026	3.540%	2,356,953	2,364,118
Celestica, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	3.929%	2,962,500	2,888,437
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 06/27/2025	4.304%	744,375	734,452
CommScope, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	5.036%	3,100,000	3,037,039

Columbia Floating Rate Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cyxtera DC Holdings, Inc.(f),(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024		1,994,898	1,657,022
Dawn Acquisition LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	5.854%	2,347,213	2,165,304
DCert Buyer, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/16/2026	5.786%	1,525,000	1,495,461
Dell International LLC/EMC Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.000% 09/19/2025	3.790%	4,808,206	4,825,467
Dun & Bradstreet Corp. (The)(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	6.804%	3,000,000	3,006,870
Evertec Group LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	5.286%	2,481,250	2,489,016
Infor US, Inc.(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/01/2022	4.854%	1,876,724	1,876,724
Informatica LLC(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 08/05/2022	5.036%	2,463,617	2,467,140
ION Trading Technologies SARL(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/21/2024	6.064%	2,604,671	2,436,175
IPC Corp.(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 08/06/2021	0.000%	1,033,438	845,693
Leidos, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 08/22/2025	3.563%	3,865,659	3,878,763
MA FinanceCo LLC/Micro Focus International PLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 11/19/2021	4.050%	2,706,047	2,682,369
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	4.300%	841,599	815,829
Maxar Technologies Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	4.854%	5,056,899	4,460,589
McAfee LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	5.555%	3,778,678	3,775,656
McDermott International, Inc.(f),(g),(h)
Term Loan
3-month USD LIBOR + 10.000% 10/21/2021		977,876	1,002,323
McDermott International, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 05/09/2025	7.104%	2,561,000	1,534,039
Microchip Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025	3.790%	3,197,776	3,201,773
Misys Ltd./Almonde/Tahoe/Finastra USA(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.696%	1,719,175	1,640,746
Monotype Imaging Holdings Inc.(f),(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 5.500% 10/09/2026		2,000,000	1,880,000
MYOB US Borrower LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	5.786%	1,645,875	1,642,797
Natel Engineering Co., Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 04/30/2026	6.781%	2,269,312	2,167,193
Neustar, Inc.(f),(g)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/08/2024	5.286%	3,045,405	2,909,885
Tranche B5 1st Lien Term Loan
3-month USD LIBOR + 4.500% 08/08/2024	6.286%	995,000	977,588

16	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oberthur Technologies Holding SAS(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	5.854%	2,403,598	2,282,216
ON Semiconductor Corp.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 09/19/2026	3.786%	2,461,227	2,470,727
Perspecta, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/30/2025	4.036%	1,987,187	1,992,990
Plantronics, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	4.286%	2,967,217	2,949,295
Rackspace Hosting, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/03/2023	5.287%	2,486,393	2,207,445
Refinitiv US Holdings, Inc.(e),(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.536%	2,965,038	2,979,122
Riverbed Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/24/2022	5.040%	2,913,840	2,239,024
Rovi Solutions Corp./Guides, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 07/02/2021	4.290%	1,749,732	1,726,618
Sabre GLBL, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 02/22/2024	3.786%	3,287,310	3,290,959
Science Applications International Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	3.536%	3,960,000	3,963,722
SCS Holdings I, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 07/01/2026	6.354%	1,770,562	1,773,024
Seattle SpinCo, Inc./Micro Focus International PLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	4.300%	3,516,698	3,409,017
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SS&C Technologies Holdings, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.036%	1,806,670	1,809,687
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.036%	1,179,354	1,181,324
TIBCO Software, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 06/30/2026	6.000%	1,756,977	1,745,996
TTM Technologies, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	4.281%	3,026,210	2,973,251
Ultimate Software Group, Inc. (The)(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.536%	1,250,000	1,251,913
Verint Systems, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 06/28/2024	3.843%	3,323,500	3,333,903
Veritas US, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 01/27/2023	6.338%	1,934,408	1,793,080
Verscend Holding Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 08/27/2025	6.286%	1,782,000	1,782,000
Xperi Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 12/01/2023	4.286%	2,432,259	2,368,412
Total			122,319,794
Transportation Services 0.3%
HFOTCO LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/26/2025	4.540%	2,937,812	2,934,140
Wireless 1.7%
Cellular South, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	0.000%	2,932,500	2,908,688

Columbia Floating Rate Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Numericable US LLC(f),(g)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	4.536%	3,461,250	3,345,506
SBA Senior Finance II LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	3.790%	2,380,202	2,385,200
Sprint Communications, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/02/2024	4.313%	6,067,103	5,993,813
3-month USD LIBOR + 3.000% Floor 0.750% 02/02/2024	4.813%	669,937	665,469
Total			15,298,676
Wirelines 2.2%
CenturyLink, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	4.536%	4,776,808	4,724,884
Level 3 Financing, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	4.036%	3,550,000	3,552,663
Southwire Co., LLC(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 05/19/2025	3.536%	2,769,775	2,755,927
Windstream Services LLC(f),(g),(j)
Debtor in Possession Term Loan
3-month USD LIBOR + 2.500% 02/26/2021	4.290%	3,000,000	3,000,000
Windstream Services LLC(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 6.000% Floor 0.750% 03/29/2021	9.750%	3,859,761	3,894,923
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B7 Term Loan
3-month USD LIBOR + 5.250% Floor 0.750% 02/17/2024	9.000%	1,501,883	1,497,707
Total			19,426,104
Total Senior Loans (Cost $857,551,094)			823,386,786

Warrants 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Media 0.1%
iHeartCommunications, Inc.(a)	84,607	1,182,721
Total Communication Services		1,182,721
Total Warrants (Cost $1,438,319)		1,182,721

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(k),(l)	18,013,965	18,012,163
Total Money Market Funds (Cost $18,012,163)		18,012,163
Total Investments in Securities (Cost: $918,444,400)		886,865,893
Other Assets & Liabilities, Net		10,687,823
Net Assets		897,553,716

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $25,949,949, which represents 2.89% of total net assets.
18	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	The stated interest rate represents the weighted average interest rate at October 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(g)	Variable rate security. The interest rate shown was the current rate as of October 31, 2019.
(h)	Represents a security purchased on a forward commitment basis.
(i)	At October 31, 2019, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Scientific Games International, Inc. Term Loan 10/18/2020	1,900,000

(j)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	19,105,805	85,301,650	(86,393,490)	18,013,965	—	—	154,618	18,012,163
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Floating Rate Fund | Quarterly Report 2019	19